UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-2715

Exact name of registrant as specified in charter:	Delaware Group State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Pennsylvania Fund

November 30, 2007

	Principal
	Amount	Value
Municipal Bonds – 100.88%
Corporate Revenue Bonds – 12.65%
Allegheny County Industrial Development Authority Environmental Improvement Revenue
(USX 2nd Project) 5.50% 12/1/29	$13,000,000	$13,056,160
Beaver County Industrial Development Authority Pollution Control Revenue
(Atlantic Richfield Project) 5.95% 7/1/21	5,100,000	5,154,366
Bucks County Industrial Development Authority Environmental Improvement Revenue
(USX Project) 5.40% 11/1/17	2,250,000	2,334,240
Carbon County Industrial Development Authority Resource Recovery Revenue
(Panther Creek Partners Project) 6.65% 5/1/10 (AMT)	5,640,000	5,770,904
Dauphin County Industrial Development Authority Water Revenue
(Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	2,105,898
Delaware County Industrial Development Authority Water Facilities Revenue
(Aqua Income Project) Series C 5.00% 2/1/35 (FGIC) (AMT)	7,670,000	7,701,600
(Philadelphia Suburban Water Project) 6.00% 6/1/29 (FGIC) (AMT)	3,000,000	3,112,470
Indiana County Industrial Development Authority Pollution Control Revenue (PSE&G Power Project)
5.85% 6/1/27 (AMT)	3,000,000	3,051,660
Luzerne County Industrial Development Authority Water Facilities Revenue (American Water Co. Project)
Series A 5.10% 9/1/34 (AMBAC) (AMT)	15,000,000	15,149,850
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,034,330
		69,471,478
Education Revenue Bonds – 13.52%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University Project) 5.25% 3/1/32	1,900,000	1,986,849
(Chatham College Project)
Series A 5.85% 3/1/22	650,000	674,603
Series A 5.95% 3/1/32	1,000,000	1,026,120
Series B 5.75% 11/15/35	4,000,000	4,077,480
Delaware County Authority College Revenue
(Eastern College Project) Series B
5.50% 10/1/19	4,175,000	4,222,178
5.50% 10/1/24	2,850,000	2,867,784
(Haverford College Project) 5.75% 11/15/29	1,875,000	1,987,350
Erie Higher Education Building Authority College Revenue (Mercyhurst College Project)
Series B 5.00% 3/15/23	750,000	751,950
Lehigh County General Purpose Authority Revenue (Desales University Project)
5.125% 12/15/23 (RADIAN)	5,000,000	5,029,650
Lycoming County Authority College Revenue (Pennsylvania College of Technology Project)
5.375% 7/1/30 (AMBAC)	5,000,000	5,202,000
Pennsylvania Economic Development Financing Authority School Revenue
(Germantown Friends School Project) 5.35% 8/15/31	2,820,000	2,881,420
Pennsylvania Higher Educational Facilities Authority Revenue
(Drexel University Project) Series A
5.20% 5/1/29	1,500,000	1,529,565
5.20% 5/1/32	1,000,000	1,016,210
(Lafayette College Project) 6.00% 5/1/30	2,500,000	2,622,525
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,590,791
(Thomas Jefferson University Project)
5.00% 1/1/29	1,610,000	1,632,653
Series B 4.125% 9/1/26 (AMBAC)	1,000,000	937,820
(Ursinus College) 5.125% 1/1/33 (RADIAN)	2,000,000	1,948,940
(Widener University) 5.00% 7/15/39	7,915,000	7,552,176
Philadelphia Industrial Development Authority Revenue (First Philadelphia Charter) Series A
5.75% 8/15/32	4,000,000	4,021,760
Philadelphia Redevelopment Authority Revenue (Beech Student Housing Complex Project)
5.50% 7/1/35 (ACA)	1,500,000	1,419,645
5.625% 7/1/28 (ACA)	1,000,000	989,130
Swarthmore Borough Authority College Revenue (Swarthmore College Project) 5.00% 9/15/31	15,000,000	15,410,849
Wilkes-Barre Finance Authority University Revenue (Wilkes University Project) 5.00% 3/1/37	3,000,000	2,849,640
		74,229,088

Electric Revenue Bonds – 0.38%
^Philadelphia Gas Works Revenue (Capital Appreciation) Series C 6.884% 1/1/12 (AMBAC)	2,500,000	2,113,225
		2,113,225
Escrowed to Maturity Bonds – 7.42%
Delaware County Authority Health Facilities Revenue (Mercy Health Project) 6.00% 12/15/26	3,500,000	3,797,990
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(University of the Arts Project) 5.20% 3/15/25 (RADIAN)	4,490,000	4,966,389
Philadelphia Industrial Development Commercial Authority Revenue (Girard Estates
Facilities Leasing Project) 5.00% 5/15/27	4,500,000	4,503,690
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center Project) 6.65% 12/1/19	13,000,000	15,763,280
Pittsburgh Water & Sewer Authority Revenue (Crossover Refunding Projects) 7.25% 9/1/14 (FGIC)	6,925,000	7,875,872
Southcentral General Authority Revenue (Wellspan Health Obligated Project) 5.625% 5/15/26	3,610,000	3,847,213
		40,754,434
Health Care Revenue Bonds – 12.11%
Allegheny County Hospital Development Authority Revenue (Ohio Valley General Hospital Project)
Series A 5.125% 4/1/35	1,750,000	1,640,030
Berks County Municipal Authority Revenue (Health Care Reading Hospital Pooled Financing Project)
5.00% 3/1/28	11,750,000	11,807,575
Chester County Health & Educational Facilities Authority Revenue (Jefferson Health Systems Project)
Series B 5.375% 5/15/27	14,270,000	14,478,626
Cumberland County Municipal Authority Revenue (Diakon Lutheran Ministries Project) 5.00% 1/1/36	2,570,000	2,347,824
Lancaster County Hospital Authority Revenue (Health Center-Willow Valley Retirement Project)
5.875% 6/1/31	2,100,000	2,161,320
Montgomery County Higher Education & Health Authority Revenue (Abington Memorial Hospital)
Series A 5.125% 6/1/32	6,500,000	6,537,115
Montgomery County Industrial Development Authority Revenue
(Acts Retirement Communities) Series A 4.50% 11/15/36	3,000,000	2,558,220
(Foulkeways at Gwynedd Project) Series A
5.00% 12/1/24	1,000,000	963,940
5.00% 12/1/30	1,500,000	1,385,310
Mount Lebanon Hospital Authority Revenue (St. Clair Memorial Hospital Project) Series A
5.625% 7/1/32	4,500,000	4,618,395
Pennsylvania Economic Development Financing Authority Revenue (Dr. Gertrude A. Barber
Center Project) 5.90% 12/1/30 (RADIAN)	2,250,000	2,298,398
Pennsylvania Higher Educational Facilities Authority Revenue (UPMC Health Systems Project)
Series A 6.00% 1/15/31	10,000,000	10,676,000
Philadelphia Hospitals & Higher Education Facilities Authority Revenue (Temple University Health System)
Series B 5.50% 7/1/30	5,000,000	5,001,600
		66,474,353
Housing Revenue Bonds – 2.96%
Allegheny County Residential Finance Authority Single Family Mortgage Revenue
Series II-2 5.90% 11/1/32 (GNMA) (AMT)	725,000	741,400
Series KK-2 5.40% 5/1/26 (GNMA) (AMT)	2,540,000	2,575,636
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 66A 5.65% 4/1/29 (AMT)	415,000	422,312
Series 72A 5.35% 10/1/31 (AMT)	5,190,000	5,236,399
Series 94-A 5.15% 10/1/37 (AMT)	4,990,000	4,985,858
Philadelphia Industrial Development Authority Revenue (Germantown Senior Living
Presbyterian Homes Project) Series A 5.625% 7/1/35	2,295,000	2,304,180
		16,265,785
Lease Revenue Bonds – 0.50%
Allegheny County Industrial Development Authority Lease Revenue (Residential Resource Project)
5.10% 9/1/26	1,370,000	1,321,009
5.125% 9/1/31	1,515,000	1,418,146
		2,739,155
Local General Obligation Bonds – 3.98%
Allegheny County Redevelopment Authority Tax Increment Revenue (Waterfront Project)
Series B 6.00% 12/15/10	500,000	516,925
Bucks County Industrial Development Authority Multi-Family Housing County-Guaranteed
(New Hope Manor Project) Series A	1,265,000	1,298,725
5.40% 3/1/22 (AMT)
5.50% 3/1/41 (AMT)	5,340,000	5,435,639
Canon McMillan School District Series B 5.25% 12/1/34 (FGIC)	3,580,000	3,753,308
Greater Johnstown School District Series C 5.125% 8/1/25 (MBIA)	7,485,000	7,816,735
Lancaster County Series A 5.00% 11/1/27 (FGIC)	2,000,000	2,068,100
Washington County Redevelopment Authority Revenue (Victory Centre Project-Tanger)
Series A 5.45% 7/1/35	1,000,000	967,410
		21,856,842

§Pre-Refunded Bonds – 24.64%
Allegheny County Redevelopment Authority Tax Increment Revenue (Waterfront Project) Series B
6.40% 12/15/18-10	1,500,000	1,635,000
Erie Water Authority Revenue Series A 5.125% 12/1/25-11 (MBIA)	4,000,000	4,278,600
Harrisburg Authority Office & Parking Revenue Series A 6.00% 5/1/19-08	7,500,000	7,582,200
Lancaster County Hospital Authority Revenue (General Hospital Project) 5.50% 3/15/26-13	3,000,000	3,326,010
Lancaster Industrial Development Authority Revenue (Garden Spot Village Project)
Series A 7.625% 5/1/31-10	1,650,000	1,829,619
McGuffey School District 5.125% 8/1/31-11 (FGIC)	2,000,000	2,129,720
Monroe County Hospital Authority Revenue (Pocono Medical Center Project) 6.00% 1/1/43-14	6,710,000	7,616,253
Montgomery County Higher Education & Health Authority Revenue (Catholic Health East)
Series C 5.50% 11/15/24-14	1,150,000	1,289,806
Norwin School District 6.00% 4/1/30-10 (FGIC)	2,000,000	2,121,500
Pennsylvania Higher Education Assistance Agency Capital Acquisition 5.875% 12/15/30-10 (MBIA)	7,385,000	7,943,084
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University Project) 6.00% 5/1/29-09	3,000,000	3,111,960
(Philadelphia University Project) 6.00% 6/1/29-10 (RADIAN)	1,800,000	1,918,278
(Thomas Jefferson University Project) 5.00% 1/1/29-13	3,390,000	3,645,369
Pennsylvania State Public School Building Authority Revenue (Lehigh Career & Technical Institute Project)
5.125% 10/1/28-13 (FGIC)	2,800,000	3,039,456
5.25% 10/1/32-13 (FGIC)	2,140,000	2,335,981
Pennsylvania Turnpike Commission Series F 5.00% 7/15/41-11 (AMBAC)	1,600,000	1,708,912
Philadelphia Hospitals & Higher Educational Facilities Authority Revenue (Chestnut Hill College Project)
6.00% 10/1/29-09	4,360,000	4,631,759
Philadelphia Industrial Development Authority Lease Revenue Series B 5.25% 10/1/30-11 (FSA)	4,510,000	4,868,274
Pittsburgh Water & Sewer Authority Revenue (1st Lien) 5.125% 12/1/31-12 (AMBAC)	10,000,000	10,760,000
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series G 5.00% 7/1/33-13	1,970,000	2,139,006
Series G 5.00% 7/1/42-13	3,280,000	3,561,391
Series J 5.00% 7/1/34-14	3,550,000	3,888,031
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	16,000,000	16,136,480
Southcentral General Authority Revenue (Wellspan Health Obligated Project) 5.625% 5/15/26-11	16,390,000	17,785,936
St. Mary Hospital Authority Health System Revenue (Catholic Health East Project)
Series B 5.375% 11/15/34-14	9,750,000	10,860,623
West Cornwall Township Municipal Authority Revenue (Elizabethtown College Project)
6.00% 12/15/27-11	1,615,000	1,778,373
Westmoreland County Municipal Authority Service Revenue 5.25% 8/15/28-15 (FSA)	3,000,000	3,352,920
		135,274,541
State General Obligation Bonds – 1.03%
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	3,250,000	3,466,353
5.50% 7/1/18	2,000,000	2,169,520
		5,635,873
Transportation Revenue Bonds – 9.24%
Allegheny County Airport Revenue (Pittsburgh International Airport Project) Series A
5.75% 1/1/14 (MBIA) (AMT)	6,910,000	7,592,432
Delaware River Joint Toll Bridge Commission 5.00% 7/1/28	3,000,000	3,047,340
Delaware River Port Authority (Pennsylvania & New Jersey Port District Project)
Series B 5.70% 1/1/21 (FSA)	8,560,000	8,923,629
Erie Western Port Authority General Revenue 6.25% 6/15/10 (AMT)	845,000	854,337
Lehigh Northampton Airport Authority Revenue (Lehigh Valley Airport Project) Series A
6.00% 5/15/25 (MBIA) (AMT)	1,525,000	1,588,623
6.00% 5/15/30 (MBIA) (AMT)	2,700,000	2,812,644
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project) Series A 6.375% 11/1/41 (AMT)	5,000,000	5,195,100
Pennsylvania Economic Development Financing Authority Revenue (30th Street Station
Garage Project) 5.875% 6/1/33 (ACA) (AMT)	4,500,000	4,570,335
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/34 (AMBAC)	8,000,000	8,228,320
Series R 5.00% 12/1/30 (AMBAC)	2,500,000	2,574,575
Philadelphia Industrial Development Authority Revenue (Sub-Air Cargo Project)
Series A 7.50% 1/1/25 (AMT)	2,500,000	2,633,175
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G
5.00% 7/1/33	1,030,000	1,020,411
5.00% 7/1/42	1,720,000	1,677,103
		50,718,024

Water & Sewer Revenue Bonds – 12.45%
&Philadelphia Water & Waste Revenue 5.28% 12/15/14 (AMBAC)	62,000,000	68,375,150
		68,375,150
Total Municipal Bonds (cost $520,485,761)		553,907,948
Short-Term Investments – 0.14%
•Variable Rate Demand Notes – 0.15%
Pennsylvania Turnpike Commission Revenue Series B 3.57% 12/1/22 (AMBAC)	500,000	500,000
University of Pittsburgh, the Commonwealth System of Higher Education (University Capital Project)
Series A 3.57% 9/15/09	200,000	200,000
Series B 3.55% 9/15/41	100,000	100,000
Total Short-Term Investments (cost $800,000)		800,000

Total Value of Securities – 101.02%
(cost $521,285,761)		554,707,948
Liabilities Net of Receivables and Other Assets (See Notes) – (1.02%)©		(5,622,672)
Net Assets Applicable to 68,804,396 Shares Outstanding – 100.00%		$549,085,276

^Zero coupon security. The rate shown is the yield at the time of purchase.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in “Notes.”
&Security held in a trust in connection with Inverse Floater security $46,500,000, 5.28%, 12/15/14. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2007.
©Includes $15,500,000 in liability for Inverse Floater program. See Note 3 in “Notes.”

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective August 31, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses – Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustee’s fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fee expenses are recorded on the accrual basis.

For the period ended November 30, 2007, the Fund had an average daily liability from the participation in inverse floater programs of $15,500,000 and recorded interest expense at an average rate of 4.24%.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$525,981,571
Aggregate unrealized appreciation	30,799,625
Aggregate unrealized depreciation	(2,073,248)
Net unrealized appreciation	$28,726,377

For federal income tax purposes, at February 28, 2007, capital loss carryforwards of $17,914,660 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,113,195 expires in 2008, $8,323,306 expires in 2009, $1,161,652 expires in 2010, and $316,507 expires in 2014.

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the Schedule of Investments.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charges (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

6. Change in Custodian
On July 26, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian. Prior to August 2, 2007, JPMorgan Chase served as the Fund’s custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: